Share-based Compensation - Schedule of Omnibus Incentive Plan (Details) - Restricted Stock Units And Performance Shares - Omnibus Incentive Plan shares in Millions	3 Months Ended
Jun. 30, 2025 $ / shares shares
Awards
Outstanding, beginning of period (in shares) | shares	11
Granted (in shares) | shares	11
Vested (in shares) | shares	(3)
Outstanding, ending of period (in shares) | shares	19
Weighted Average Grant Date Fair Value Per RSU
Outstanding, beginning of period (in dollars per share) | $ / shares	$ 118.24
Granted (in dollars per share) | $ / shares	116.45
Vested (in dollars per share) | $ / shares	117.33
Outstanding, ending of period (in dollars per share) | $ / shares	$ 117.38